Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Total assets	SFr 790,459	SFr 772,069
Americas
Segment Reporting Information
Total assets	305,330	309,616
Asia Pacific
Segment Reporting Information
Total assets	94,091	75,538
EMEA
Segment Reporting Information
Total assets	145,219	149,715
Switzerland
Segment Reporting Information
Total assets	245,819	237,200
Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	232,729	224,301
Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	93,059	91,835
Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	107,660	99,809
Operating Segments | Global Markets
Segment Reporting Information
Total assets	214,019	211,530
Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	17,819	16,156
Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets		20,874
Adjustments
Segment Reporting Information
Total assets	SFr 125,173	SFr 107,564